Consolidated statements of shareholders' equity - EUR (€) € in Thousands	Total FME AG shareholders' equity	Ordinary shares	Treasury stock	Additional paid-in capital	Retained earnings	Foreign currency translation	Cash flow hedges	Pensions	Fair value changes	Noncontrolling interests	Total
Balance at beginning of period at Dec. 31, 2022	€ 13,989,453	€ 293,413		€ 3,372,799	€ 10,711,709	€ (207,210)	€ (627)	€ (155,526)	€ (25,105)	€ 1,459,726	€ 15,449,179
Balance at beginning of period (in shares) at Dec. 31, 2022		293,413,449
Proceeds from exercise of options and related tax effects	(1,190)			(1,190)							(1,190)
Dividends paid	(328,623)				(328,623)						(328,623)
Transactions with noncontrolling interests without loss of control	8,722			8,722						(14,684)	(5,962)
Noncontrolling interests due to changes in consolidation group										(182,488)	(182,488)
Contributions from/ to noncontrolling interests										(246,302)	(246,302)
Put option liabilities	39,474				39,474						39,474
Transfer of cumulative gains/losses of equity investments					129				(129)
Net income	498,997				498,997					233,461	732,458
Other comprehensive income (loss) related to:
Foreign currency translation, net of reclassification adjustments resulting from deconsolidation	(564,434)					(558,371)	(55)	5,086	(11,094)	(43,439)	(607,873)
Cash flow hedges, net of related tax effects	(3,903)						(3,903)				(3,903)
Pensions, net of related tax effects	(42,050)							(42,050)			(42,050)
Fair value changes, net of related tax effects	23,815								23,815		23,815
Comprehensive income	(87,575)									190,022	102,447
Balance at end of period at Dec. 31, 2023	13,620,261	€ 293,413		3,380,331	10,921,686	(765,581)	(4,585)	(192,490)	(12,513)	1,206,274	14,826,535
Balance at end of period (in shares) at Dec. 31, 2023		293,413,449
Dividends paid	(349,162)				(349,162)						(349,162)
Transactions with noncontrolling interests without loss of control	(34,923)			(34,923)						(20,982)	(55,905)
Noncontrolling interests due to changes in consolidation group										(40,013)	(40,013)
Contributions from/ to noncontrolling interests										(225,564)	(225,564)
Put option liabilities	155,850				155,850						155,850
Net income	537,913				537,913					202,957	740,870
Other comprehensive income (loss) related to:
Foreign currency translation, net of reclassification adjustments resulting from deconsolidation	658,195					723,617	(265)	(8,715)	(56,442)	69,278	727,473
Cash flow hedges, net of related tax effects	(8,448)						(8,448)				(8,448)
Pensions, net of related tax effects	13,147							13,147			13,147
Fair value changes, net of related tax effects	(16,270)								(16,270)		(16,270)
Comprehensive income	1,184,537									272,235	1,456,772
Balance at end of period at Dec. 31, 2024	14,576,563	€ 293,413		3,345,408	11,266,287	(41,964)	(13,298)	(188,058)	(85,225)	1,191,950	€ 15,768,513
Balance at end of period (in shares) at Dec. 31, 2024		293,413,449									293,413,449
Equity-settled share-based payment transactions	8,182			8,182							€ 8,182
Purchase of treasury stock	(586,094)		€ (586,094)								(586,094)
Purchase of treasury stock (in shares)			(14,124,564)
Dividends paid	(422,515)				(422,515)						(422,515)
Transactions with noncontrolling interests without loss of control	(274,222)			(274,222)						(85,806)	(360,028)
Noncontrolling interests due to changes in consolidation group										603	603
Contributions from/ to noncontrolling interests										(215,361)	(215,361)
Put option liabilities	364,649				364,649						364,649
Transfer of cumulative gains/losses of equity investments					21,125				(21,125)
Net income	978,367				978,367					212,900	1,191,267
Other comprehensive income (loss) related to:
Foreign currency translation, net of reclassification adjustments resulting from deconsolidation	(1,413,325)					(1,430,922)	461	17,094	42	(131,309)	(1,544,634)
Cash flow hedges, net of related tax effects	15,812						15,812				15,812
Pensions, net of related tax effects	49,289							49,289			49,289
Fair value changes, net of related tax effects	13,126								13,126		13,126
Comprehensive income	(356,731)									81,591	(275,140)
Balance at end of period at Dec. 31, 2025	€ 13,309,832	€ 293,413	€ (586,094)	€ 3,079,368	€ 12,207,913	€ (1,472,886)	€ 2,975	€ (121,675)	€ (93,182)	€ 972,977	€ 14,282,809
Balance at end of period (in shares) at Dec. 31, 2025		293,413,449	(14,124,564)								293,413,449